UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02945
                                                     ---------

                          Centennial Money Market Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

  June 30, 2008

-------------------------------------------------------------------------------

    Centennial                                                  Annual Report
    Money Market                                                     and
    Trust                                                         Management
                                                                 Commentaries

-------------------------------------------------------------------------------

TRUST EXPENSES
--------------------------------------------------------------------------------

      TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        5 | CENTENNIAL MONEY MARKET TRUST

TRUST EXPENSES Continued
--------------------------------------------------------------------------------

                                       BEGINNING                 ENDING                  EXPENSES
                                       ACCOUNT                   ACCOUNT                 PAID DURING
                                       VALUE                     VALUE                   6 MONTHS ENDED
ACTUAL                                 JANUARY 1, 2008           JUNE 30, 2008           JUNE 30, 2008
--------------------------------------------------------------------------------------------------------------------
                                       $ 1,000.00                $ 1,013.70              $ 3.71

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------------------------------------------
                                         1,000.00                  1,021.18                3.73

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, based on the 6-month period ended June 30, 2008 is as follows:

EXPENSE RATIO
-------------
    0.74%

The expense ratio reflects reduction to custodian expenses. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                        6 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS June 30, 2008
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--22.5%
------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT--4.7%
HSBC Bank USA NA:
2.33%, 8/25/08                                    $  130,000,000   $  130,000,000
2.66%, 9/5/08                                        127,000,000      127,000,000
                                                                   -----------------
                                                                      257,000,000

------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--17.8%
Bank of Scotland plc,
New York, 2.68%,
8/14/08                                              209,000,000      209,000,000
------------------------------------------------------------------------------------
Barclays Bank plc,
New York, 2.73%,
7/1/08                                                70,000,000       70,000,000
------------------------------------------------------------------------------------
BNP Paribas,
New York, 2.67%,
8/25/08                                               75,000,000       75,000,000
------------------------------------------------------------------------------------
Dexia Credit Local,
New York, 2.635%,
8/18/08                                              143,000,000      143,000,000
------------------------------------------------------------------------------------
Fortis Bank SA/NV,
New York, 2.72%,
7/2/08                                               100,000,000      100,000,000
------------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
Stamford, CT, 2.70%,
8/15/08                                              148,000,000      148,000,000
------------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
2.72%, 8/25/08                                       225,000,000      225,000,000
                                                                   -----------------
                                                                      970,000,000
                                                                   -----------------
Total Certificates of
Deposit (Cost $1,227,000,000)                                       1,227,000,000

------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--24.2%
------------------------------------------------------------------------------------

ABN AMRO North America Finance,
Inc., 2.82%, 7/11/08                                  46,200,000       46,163,810
------------------------------------------------------------------------------------
Bank of America NA:
2.54%, 8/25/08                                        50,000,000       50,000,000
2.62%, 7/2/08                                        198,000,000      198,000,000
------------------------------------------------------------------------------------
Bank of Scotland plc, 2.65%,
8/7/08                                               109,000,000      108,696,405
------------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
------------------------------------------------------------------------------------

Dexia Delaware
LLC, 2.60%, 7/9/08                                $   18,500,000   $   18,488,777
--------------------------------------------------- ---------------- ---------------
DnB NOR Bank ASA:
2.74%, 7/3/08                                        140,000,000      139,978,744
2.74%, 7/7/08                                          9,000,000        8,995,890
2.80%, 11/3/08                                        45,100,000       44,661,528
------------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
2.75%, 7/7/08 1                                       72,400,000       72,366,817
------------------------------------------------------------------------------------
HSBC USA, Inc.,
2.67%, 8/25/08                                        50,000,000       49,796,042
------------------------------------------------------------------------------------
Royal Bank of
Scotland plc,
2.868%, 7/21/08 2,3                                  125,000,000      125,005,326
------------------------------------------------------------------------------------
Santander Central
Hispano Finance
(Delaware), Inc.,
2.58%, 7/31/08                                        47,000,000       46,898,950
------------------------------------------------------------------------------------
Swedbank Mortgage
AB, 2.80%, 8/1/08                                     55,500,000       55,366,183
------------------------------------------------------------------------------------
U.S. Bank NA:
2.65%, 8/25/08                                       200,000,000      200,000,000
2.70%, 9/8/08                                        150,000,000      150,000,000
                                                                   -----------------
Total Direct Bank Obligations
(Cost $1,314,418,472)                                               1,314,418,472

------------------------------------------------------------------------------------
SHORT-TERM NOTES--49.1%
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--16.3%
Amsterdam Funding Corp.,
2.95%, 7/7/08 1                                       66,960,000       66,927,078
------------------------------------------------------------------------------------
FCAR Owner Trust I, 3.05%,
7/24/08                                              200,000,000      199,610,278
------------------------------------------------------------------------------------
FCAR Owner Trust II, 3.01%,
7/23/08                                                3,300,000        3,293,930
------------------------------------------------------------------------------------
Gemini Securitization Corp.:
2.60%, 8/25/08 1                                      37,800,000       37,649,850
2.95%, 7/24/08 1                                      24,500,000       24,453,824

                       F1 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                               AMOUNT             VALUE
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
GOVCO, Inc.:
2.85%, 7/1/08 1                        $   25,210,000    $   25,210,000
2.86%, 7/21/08 1                            1,000,000           998,411
--------------------------------------------------------------------------
Legacy Capital LLC:
2.95%, 8/21/08                             87,500,000        87,134,323
3%, 7/25/08                               107,000,000       106,786,000
3.05%, 7/1/08                              36,000,000        36,000,000
3.05%, 8/25/08                             25,000,000        24,883,507
--------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
2.85%, 8/19/08 1                           75,000,000        74,709,063
2.95%, 7/1/08 1                            30,000,000        30,000,000
3.20%, 7/25/08 1                          148,000,000       147,684,267
--------------------------------------------------------------------------
Victory Receivables
Corp., 3%, 7/17/08 1                       20,773,000        20,745,303
                                                         -----------------
                                                            886,085,834

--------------------------------------------------------------------------
CAPITAL MARKETS--9.8%
Banc of America
Securities LLC,
2.65%, 7/1/08 3                           180,000,000       180,000,000
--------------------------------------------------------------------------
BNP Paribas Finance, Inc.,
2.665%, 8/12/08                           180,000,000       179,440,350
--------------------------------------------------------------------------
Citigroup Funding, Inc., 2.685%,
8/13/08 3                                 175,000,000       175,000,000
                                                         -----------------
                                                            534,440,350

--------------------------------------------------------------------------
COMMERCIAL FINANCE--1.3%
Caterpillar Financial Services Corp.,
Series F, 2.758%,
11/26/08 3                                 70,000,000        70,000,000
--------------------------------------------------------------------------
CONSUMER FINANCE--2.9%
American Express
Credit Corp., 2.68%,
7/9/08                                    160,000,000       159,904,711
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
General Electric
Capital Services,
3.20%, 7/21/08                            102,000,000       101,818,665
--------------------------------------------------------------------------

                                            PRINCIPAL
                                               AMOUNT             VALUE
--------------------------------------------------------------------------
INSURANCE--2.2%
Jackson National
Life Global Funding,
Series 2004-6,
2.561%, 7/15/08 3,4                    $   50,000,000    $   50,000,000
--------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
2.571%, 9/12/08 2,3                        69,400,000        69,400,000
                                                         -----------------
                                                            119,400,000

--------------------------------------------------------------------------
LEASING & FACTORING--8.9%
American Honda
Finance Corp.:
2.784%, 8/6/08 2,3                         52,500,000        52,500,000
2.795%, 11/20/08 2,3                      162,000,000       162,000,000
2.796%, 12/10/08 2,3                      143,500,000       143,500,000
--------------------------------------------------------------------------
Toyota Motor Credit Corp.,
2.746%, 9/15/08 3                         125,000,000       125,000,000
                                                         -----------------
                                                            483,000,000

--------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--5.8%
LINKS Finance LLC:
2.656%, 8/15/08 3,4                        70,000,000        69,997,468
2.764%, 8/6/08 3,4                        175,000,000       174,996,644
--------------------------------------------------------------------------
Parkland (USA) LLC:
2.689%, 7/16/08 3,4                        20,000,000        19,999,923
2.798%, 7/21/08 3,4                        50,000,000        49,999,740
                                                         -----------------
                                                            314,993,775
                                                         -----------------
Total Short-Term Notes
(Cost $2,669,643,335)                                     2,669,643,335

--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--4.1%
--------------------------------------------------------------------------

Federal Home Loan
Bank, 2.50%, 8/6/08
(Cost $221,449,230)                       222,000,000       221,449,230
--------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,432,511,037)                            99.9%    5,432,511,037
--------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                0.1         5,398,762
                                       -----------------------------------
NET ASSETS                                      100.0%   $5,437,909,799
                                       ===================================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                        F2 | CENTENNIAL MONEY MARKET TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $500,744,613, or 9.21% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $552,405,326 or 10.16% of the Trust's net assets as of June 30, 2008.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $364,993,775, which represents 6.71% of the Trust's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                        F3 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------

Investments, at value (cost $5,432,511,037)--see accompanying statement of investments             $5,432,511,037
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      238,225
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                               15,559,741
Shares of beneficial interest sold                                                                        672,245
Other                                                                                                     748,517
                                                                                                   -----------------
Total assets                                                                                        5,449,729,765

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------

Payables and other liabilities:
Transfer and shareholder servicing agent fees                                                           8,767,328
Dividends                                                                                               2,081,234
Distribution and service plan fees                                                                        457,755
Shareholder communications                                                                                165,852
Shares of beneficial interest redeemed                                                                    106,823
Trustees' compensation                                                                                     75,693
Other                                                                                                     165,281
                                                                                                   -----------------
Total liabilities                                                                                      11,819,966

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $5,437,909,799
                                                                                                   =================

--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------

Paid-in capital                                                                                    $5,437,831,565
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               78,234
                                                                                                   -----------------
NET ASSETS--applicable to 5,438,291,536 shares of beneficial interest outstanding                  $5,437,909,799
                                                                                                   =================

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                           $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F4 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS For the Year Ended June 30, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------

Interest                                                                   $ 926,889,223

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------

Management fees                                                               68,404,114
-------------------------------------------------------------------------------------------
Service plan fees                                                             41,010,793
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                 32,005,246
-------------------------------------------------------------------------------------------
Shareholder communications                                                       701,425
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                      116,499
-------------------------------------------------------------------------------------------
Trustees' compensation                                                           105,199
-------------------------------------------------------------------------------------------
Administration service fees                                                        1,500
-------------------------------------------------------------------------------------------
Other                                                                          1,930,411
                                                                           ----------------
Total expenses                                                               144,275,187
Less reduction to custodian expenses                                              (3,097)
                                                                           ----------------
Net expenses                                                                 144,272,090

-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                        782,617,133
-------------------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS                                                  94,929
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 782,712,062
                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F5 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                       2008                2007
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------

Net investment income                                         $    782,617,133    $  1,131,126,624
----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                94,929              (2,115)
                                                              --------------------------------------
Net increase in net assets resulting from operations               782,712,062       1,131,124,509

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------

Dividends from net investment income                              (782,617,133)     (1,131,126,624)
----------------------------------------------------------------------------------------------------
Distributions from net realized gain                                   (14,582)            (75,891)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from
beneficial interest transactions                               (16,247,383,928)       (738,730,924)

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------

Total decrease                                                 (16,247,303,581)       (738,808,930)
----------------------------------------------------------------------------------------------------
Beginning of period                                             21,685,213,380      22,424,022,310
                                                              --------------------------------------
End of period                                                 $  5,437,909,799    $ 21,685,213,380
                                                              ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F6 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                   2008             2007             2006             2005             2004
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .04 1            .05 1            .04 1            .02 1            .01
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.04)            (.05)            (.04)            (.02)            (.01)
Distributions from net realized gain                    -- 2             -- 2             --               --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.04)            (.05)            (.04)            (.02)            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        3.79%            4.80%            3.70%            1.59%            0.61%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)           $  5,438         $ 21,685         $ 22,424         $ 20,307         $ 21,191
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $ 20,415         $ 24,003         $ 21,527         $ 20,966         $ 22,509
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 3.83%            4.71%            3.62%            1.57%            0.61%
Total expenses                                        0.71%            0.66%            0.67%            0.68%            0.67%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 0.71%            0.66%            0.67%            0.68%            0.51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F7 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

        UNDISTRIBUTED NET         UNDISTRIBUTED      ACCUMULATED LOSS
        INVESTMENT INCOME       LONG-TERM GAINS      CARRYFORWARD 1,2
        -------------------------------------------------------------
        $2,263,589                         $129                   $--

1. During the fiscal year ended June 30, 2008, the Trust utilized $2,115 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

                        F8 | CENTENNIAL MONEY MARKET TRUST

      Accordingly, the following amounts have been reclassified for June 30, 2008. Net assets of the Trust were unaffected by the reclassifications.

The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:

                                              YEAR ENDED       YEAR ENDED
                                           JUNE 30, 2008    JUNE 30, 2007
           --------------------------------------------------------------
           Distributions paid from:
           Ordinary income                 $782,631,715    $1,131,202,515

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

                        F9 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED JUNE 30, 2008               YEAR ENDED JUNE 30, 2007
                                    SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold                        53,292,947,992    $ 53,292,947,992     68,755,016,472    $ 68,755,016,472
Dividends and/or
distributions reinvested       197,940,894         197,940,894        303,071,432         303,071,432
Redeemed                   (69,738,272,814)    (69,738,272,814)   (69,796,818,828)    (69,796,818,828)
                           ----------------------------------------------------------------------------
Net decrease               (16,247,383,928)   $(16,247,383,928)      (738,730,924)   $   (738,730,924)
                           ============================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

                FEE SCHEDULE
                -----------------------------
                Up to $250 million      0.500%
                Next $250 million       0.475
                Next $250 million       0.450
                Next $250 million       0.425
                Next $250 million       0.400
                Next $250 million       0.375
                Next $500 million       0.350
                Over $2 billion         0.325

                        F10 | CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the year ended June 30, 2008, the Trust paid $25,637,766 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                        F11 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

In March 2008, FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

As of June 30, 2008, A.G. Edwards, a division of Wachovia Securities, LLC, a broker-dealer, held approximately 99.60% of the issued and outstanding shares of the Trust on that date, for the benefit of its clients' accounts. A.G. Edwards has informed the Manager that on August 15, 2008, it intends to redeem shares of the Trust, representing approximately two-thirds of the issued and outstanding shares of the Trust.

                        F12 | CENTENNIAL MONEY MARKET TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust (the "Trust"), including the statement of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2008

                        F13 | CENTENNIAL MONEY MARKET TRUST

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      F14 | CENTENNIAL MONEY MARKET TRUST

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Trust during calendar year 2007. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2008, $782,640,133 or 100% of the ordinary distributions paid by the Trust qualifies as an interest related dividend and $92,685 or 100% of the short-term capital gain distribution paid and to be paid by the Trust qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                        7 | CENTENNIAL MONEY MARKET TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trusts Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        8 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
TRUST, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE TRUST COMPLEX CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES                THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                                    COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                    RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,               President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage
Chairman of the Board of            Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994),
Trustees (since 2003),              Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media
Trustee (since 2000)                Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of
Age: 71                             Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                                    Crusade for Christ (non- profit) (since 1991); Former Director, The Lynde and Harry
                                    Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of:
                                    Transland Financial Services, Inc. (private mortgage banking company) (1997-2003),
                                    Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000);
                                    former Director of the following: UNUMProvident (insurance company) (1991- 2004),
                                    Storage Technology Corporation (computer equipment company) (1991-2003) and
                                    International Family Entertainment (television channel) (1992- 1997); U.S. Senator
                                    (January 1979-January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                    Assistant Secretary and Director of the Manager (December 1991-April 1999); President,
Trustee (since 1998)                Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief
Age: 71                             Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999);
                                    Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (September 1987-April 1999). Oversees
                                    39 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                  Member of The Life Guard of Mount Vernon (George Washington historical site) (June
Trustee (since 2000)                2000 - June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July
Age: 69                             1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                                    Industry Services Group (financial services firm) (July 1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                      Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)                Northwestern Energy Corp. (public utility corporation) (since November 2004); Director
Age: 66                             of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk
                                    Foundation (non-profit organization) (February 1998- February 2003 and February
                                    2005-February 2007); Chairman and Director (until October 1996) and President and
                                    Chief Executive Officer (until October 1995) of OppenheimerFunds, Inc.; President,
                                    Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                    ("OAC") (parent holding company of OppenheimerFunds, Inc.), Shareholders Services,
                                    Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                       Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Trustee (since 1996)                Freedman held several positions with OppenheimerFunds, Inc. and with subsidiary or
Age: 67                             affiliated companies of OppenheimerFunds, Inc. (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.

                        9 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

RICHARD F. GRABISH,              Formerly Senior Vice President and Assistant Director of Sales and Marketing (March
Trustee (since 2001)             1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client
Age: 59                          Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March
                                 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB
                                 (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company,
                                 FSB (investment adviser) (June 2005-December 2007). Oversees 17 portfolios in the
                                 OppenheimerFunds complex.

BEVERLY L. HAMILTON,             Trustee of Monterey Institute for International Studies (educational organization) (since
Trustee (since 2002)             February 2000); Board Member of Middlebury College (educational organization) (since
Age: 61                          December 2005); Director of The California Endowment (philanthropic organization) (since
                                 April 2002); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the
                                 Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman
                                 (since 2006) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund);
                                 President of ARCO Investment Management Company (February 1991-April 2000); Member of the
                                 investment committees of The Rockefeller Foundation (2001- 2006) and The University of
                                 Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional
                                 Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                                 (investment company) (April 1989-June 2004); Member of the investment committee of
                                 Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund
                                 (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                Board of Directors of Opera Colorado Foundation (non-profit organization) (since March
Trustee (since 2002)             2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International
Age: 63                          University (educational organization) (since August 2005); Chairman, Chief Executive
                                 Officer and Director of Steele Street Bank & Trust (commercial banking) (since August
                                 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                                 (July 1996- April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of
                                 U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,        Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment
Trustee (since 2000)             company) (since 1996) and MML Series Investment Fund (investment company) (since 1996);
Age: 66                          Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the
                                 Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July
                                 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                      FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                 TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER
                                 FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                 MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND
                                 ITS AFFILIATES.

                        10 | CENTENNIAL MONEY MARKET TRUST

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director of OppenheimerFunds, Inc. (since June
Trustee, President and             2001); President of OppenheimerFunds, Inc. (September 2000- February 2007); President
Principal Executive Officer        and director or trustee of other Oppenheimer funds; President and Director of
(since 2001)                       Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
Age: 59                            Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of OppenheimerFunds,
                                   Inc.) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of
                                   OppenheimerFunds, Inc.) November 2001-December 2006); Chairman and Director of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by
                                   OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI Institutional Asset Management,
                                   Inc., Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                   (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                   Investments, Inc. (since July 2001); President (since November 2001) and Director (since
                                   July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February
                                   1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital
                                   Management LLC) (since June 1995); Chairman (since October 2007) and Member of the
                                   Investment Company Institute's Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK AND MS.
THE TRUST                          BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                   10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MSS. WOLF AND IVES,
                                   6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN
                                   INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CAROL E. WOLF,                     Senior Vice President of OppenheimerFunds, Inc. (since June 2000) and of HarbourView
Vice President and Portfolio       Asset Management Corporation (since June 2003). A portfolio manager and officer of 9
Manager (since 1987)               portfolios in the OppenheimerFunds complex.
Age: 56

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc. (since
Vice President and Chief           March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., and
Compliance Officer                 Shareholder Services, Inc. (since March 2004); Vice President of the Manager,
(since 2004)                       OppenheimerFunds Distributor, Inc., and Shareholder Services, Inc. (since June 1983);
Age: 57                            Former Vice President and Director of Internal Audit of OppenheimerFunds, Inc.
                                   (1997-February 2004). An officer of 103 portfolios in the Oppenheimer funds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March 1999);
Treasurer and Principal            Treasurer of the following: Shareholder Services, Inc., HarbourView Asset Management
Financial & Accounting             Corporation, Shareholder Financial Services, Inc., Oppenheimer Real Asset Management,
Officer (since 1999)               Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 48                            Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                   November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                   OFI Trust Company (trust company subsidiary of OppenheimerFunds, Inc.) (since May
                                   2000); Assistant Treasurer of OAC (since March 1999); and Assistant Treasurer of the
                                   Manager and Distributor (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                   (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

                        11 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN S. PETERSEN,                 Vice President of OppenheimerFunds, Inc. (since February 2007); Assistant Vice
Assistant Treasurer                President (August 2002-February 2007); Manager/Financial Product Accounting of
(since 2004)                       OppenheimerFunds, Inc. (November 1998-July 2002). An officer of 103 portfolios in the
Age: 37                            OppenheimerFunds complex.

BRIAN C. SZILAGYI,                 Assistant Vice President of OppenheimerFunds, Inc. (since July 2004); Director of
Assistant Treasurer                Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                       Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer
Age: 38                            of 103 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Vice President and Secretary       OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor (since December
(since 2001)                       2001); General Counsel and Director of OppenheimerFunds Distributor, Inc. (since
Age: 60                            December 2001); Senior Vice President, General Counsel and Director of the Transfer
                                   Agent, Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Senior Vice President and General Counsel of
                                   HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                   Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                   Director (since November 2001) of OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings,
                                   Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                   November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);
                                   Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                   2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                 Vice President (since May 2004) and Deputy General Counsel (since May 2008) of
Assistant Secretary                OppenheimerFunds, Inc.; Associate Counsel (May 2004-May 2008) of OppenheimerFunds Inc.;
(since 2004)                       First Vice President (April 2001-April 2004), Associate General Counsel (December
Age: 40                            2000-April 2004) of UBS Financial Services, Inc. An officer of 103 portfolios in the
                                   OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant
Assistant Secretary                Secretary (since October 2003); Senior Counsel (October 2003-May 2008) of
(since 2001)                       OppenheimerFunds, Inc.; Vice President (since 1999) and Assistant Secretary (since
Age: 42                            October 2003) of the Distributor; Assistant Secretary of the Manager (since October
                                   2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since
                                   1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                   Services, Inc. (since December 2001); Senior General Counsel of OppenheimerFunds, Inc.
                                   (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

                        12 | CENTENNIAL MONEY MARKET TRUST



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board's Audit Committee, and Edward L. Cameron, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $36,625 in fiscal 2008 and $36,000 in fiscal 2007.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include professional services for the 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

     Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008